DECOMMISSIONING FUND (Tables)	12 Months Ended
Dec. 31, 2021
DECOMMISSIONING FUND
Schedule of portfolio details of decommissioning fund

Details of the fund mentioned above are as follows:

	12/31/2021	12/31/2020
Public Securities	1,990,189	1,593,736
Buyback Transactions	74,551	165,359
U.S. Dollar Futures	(9,068)	(5,303)
Other	41	35
Total	2,055,713	1,753,827